Derivatives (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,383,599	36,888	83,704	366	84,070	84,600	729	85,329
Interest rate	17,590,866	165,107	291,177	2,522	293,699	274,938	3,550	278,488
Equities	648,250	—	10,697	—	10,697	11,836	—	11,836
Credit	329,551	—	3,661	—	3,661	5,000	—	5,000
Commodity and other	134,410	—	2,764	—	2,764	3,516	—	3,516
Gross total fair values	26,086,676	201,995	392,003	2,888	394,891	379,890	4,279	384,169
Offset					(81,110)			(81,110)
At 30 Jun 2020	26,086,676	201,995	392,003	2,888	313,781	379,890	4,279	303,059

Foreign exchange	8,207,629	31,899	84,083	455	84,538	84,498	740	85,238
Interest rate	17,895,349	177,006	183,668	1,208	184,876	175,095	2,031	177,126
Equities	1,077,347	—	9,053	—	9,053	11,237	—	11,237
Credit	345,644	—	4,744	—	4,744	5,597	—	5,597
Commodity and other	93,245	—	1,523	—	1,523	2,038	—	2,038
Gross total fair values	27,619,214	208,905	283,071	1,663	284,734	278,465	2,771	281,236
Offset					(41,739)			(41,739)
At 31 Dec 2019	27,619,214	208,905	283,071	1,663	242,995	278,465	2,771	239,497

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2020		At 31 Dec 2019
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	26,374	14	21,385	14
Interest rate	39,590	125,517	54,253	122,753
Total	65,964	125,531	75,638	122,767

Disclosure of detailed information about financial instruments
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
		Half-year to
		30 Jun	30 Jun	31 Dec
		2020	2019	2019
	Footnotes	$m	$m	$m
Unamortised balance at beginning of period		73	86	99
Deferral on new transactions		106	90	55
Recognised in the income statement during the period		(87)	(78)	(76)
– amortisation		(51)	(36)	(44)
– subsequent to unobservable inputs becoming observable		(1)	(6)	3
– maturity, termination or offsetting derivative		(35)	(36)	(35)
Exchange differences		(3)	—	1
Other		—	1	(6)
Unamortised balance at end of period	1	89	99	73

1	This amount is yet to be recognised in the consolidated income statement.